SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENT
Schedule of assumptions used to determine fair value of share options granted

	For the years ended December 31,
	2018	2019	2020
Risk-free interest rate	2.04%-2.83%	2.14%	0.67%-0.72%
Expected volatility	36%-52.5%	50.4%	51.9%-52.0%
Expected life of option (years)	1-10	10	10
Expected dividend yield	0.0%	0.0%	0.0%
Fair value per ordinary share	15.03-16.85	12.65	21.60-23.10

Schedule of stock option activity

A summary of the stock option activity under the 2015 and 2018 Plan during the year ended December 31, 2020 is included in the table below.

		Weighted average
	Options granted	exercise price
	Share Number	per option
		US$
Outstanding at January 1, 2020	12,046,236	0.24
Granted	4,030,108	—
Exercised	(1,655,936)	—
Cancelled and forfeited	(139,594)	—
Outstanding at December 31, 2020	14,280,814	0.20

Schedule of share options granted

	December 31, 2020
			Weighted-
			average remaining
		Weighted-	exercise
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$
Options
Outstanding	14,280,814	0.20	7.45	39,387
Exercisable	7,879,179	0.23	6.45	21,512
Expected to vest	6,401,635	0.17	8.69	17,875

Schedule of restricted stock units activity

A summary of the restricted stock units activity during the year ended December 31, 2020 is presented below:

RSUs
Unvested balance at January 1, 2020	587,684
Granted	2,216,120
Cancelled and forfeited	—
Vested	986,962
Unvested balance at December 31, 2020	1,816,842

Schedule of total share-based compensation recognized

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
General and administrative	87,857	40,684	38,605
Research and development	42,167	11,191	23,978
Selling and marketing	4,271	3,198	2,571
Cost of revenues	414	55	—
Total stock-based compensation expense	134,709	55,128	65,154